EMPLOYEE BENEFITS (10K Details 3) (Subsidiaries [Member], USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
KSOP
Employer's contributions to the plan	$ 313,000	$ 358,000	$ 302,000
Period Two [Member]
KSOP
Employer matching contribution, percentage of employee contribution	50.00%
Maximum matching contribution as a percentage of participant's salary	5.00%